Discontinued Operations - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of assets and liabilities held for sale [line items]
Cash and cash equivalents	$ 879	$ 874	$ 771
Trade and other receivables	856	1,457
Prepaid expenses and other current assets	380	548
Computer hardware and other property, net	502	921
Computer software, net	910	1,458
Other identifiable intangible assets, net	3,298	5,315
Goodwill	4,984	15,042
Deferred tax	47	79
Total assets	26,975	26,480
Current indebtedness	2,595	1,644
Payables, accruals and provisions	1,037	2,086
Deferred revenue	781	937
Provisions and other non-current liabilities	1,204	1,740
Deferred tax	1,285	$ 708
Liabilities associated with assets held for sale	1,657
Disposal Groups Classified as Held for Sale [Member]
Disclosure of assets and liabilities held for sale [line items]
Cash and cash equivalents	356
Trade and other receivables	643
Other financial assets	12
Prepaid expenses and other current assets	272
Computer hardware and other property, net	436
Computer software, net	724
Other identifiable intangible assets, net	1,922
Goodwill	9,923
Other assets	140
Deferred tax	17
Total assets	14,445
Current indebtedness	1
Payables, accruals and provisions	762
Deferred revenue	193
Other financial liabilities	14
Provisions and other non-current liabilities	422
Deferred tax	265
Liabilities associated with assets held for sale	$ 1,657